Note 3	6 Months Ended
Jun. 30, 2021
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the Appendices to the consolidated financial statements of the Group for the year ended December 31, 2020:
•Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
•Appendix II shows relevant information related to investments in subsidiaries, joint ventures and associates accounted for using the equity method.
•Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
•Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The BBVA Group’s activities are mainly located in Spain, Mexico, South America and Turkey, with an active presence in other areas of Europe and Asia (see Note 5).
Significant transactions in the first six months of 2021
Divestitures
Sale of BBVA’s U.S. Bancshares, Inc. to PNC Financial Service Group
On June 1 2021, after obtaining all the required authorizations, BBVA completed the sale to The PNC Financial Services Group, Inc. of 100% of the capital stock of its subsidiary BBVA USA Bancshares, Inc., which in turn owns all the capital stock of the bank, BBVA USA.
The consideration received in cash by BBVA, as a consequence of the referred sale, amounts to approximately 11,500 million USD (price provided in the agreement minus the agreed closing price adjustments) equivalent to approximately 9,600 million euros (with an exchange rate of 1.20 EUR / USD).
The accounting of both the results generated by BBVA USA Bancshares since the announcement of the transaction and of its closing, have had an aggregate positive impact on the BBVA Group's Common Equity Tier 1 ("fully loaded") ratio of approximately 294 basis points, which includes the generation of capital contributed by the subsidiary to the Group until the closing of the transaction (June 1, 2021) and a profit net of taxes of 582 million euros. Thus, the BBVA Group has been reflecting the results that BBVA USA Bancshares, Inc. has been generating, as well as the positive impact, mainly, of these results on the Common Equity Tier 1 ("fully loaded") ratio of BBVA Group. The calculation of the impact on Common Equity Tier 1 has been made taking into account the amount of the transaction in euros and BBVA Group's financial statements as of June 2021.
The BBVA Group will continue to develop the institutional and wholesale business in the US that it currently carries out through its broker-dealer BBVA Securities Inc. and its branch in New York. BBVA will also maintain its investment activity in the fintech sector through its participation in Propel Venture Partners US Fund I, L.P.
Note 20 shows a breakdown of the financial information of the companies sold in the United States as of December 31, 2020 and the results for the first five months of 2021 and the first half of 2020.
Sale of the BBVA Group's stake in Paraguay
On January 22, 2021 and once the mandatory authorizations were obtained, BBVA completed the sale of its direct and indirect shareholding of 100% of the capital stock of Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”) to Banco GNB Paraguay S.A., a subsidiary of the Gilinski Group. The total amount received by BBVA amounts to approximately 250 million US dollars (approximately 210 million euros). The transaction has generated a capital loss net of taxes of approximately 9 million euros. Likewise, this transaction has a positive impact on the Common Equity Tier 1 (“fully loaded”) of the BBVA Group of approximately 6 basis points, which is reflected in the capital base of the BBVA Group as of June 2021.
Significant transactions in 2020
Divestitures
Alliance with Allianz, Compañía de Seguros y Reaseguros, S.A
On April 27, 2020, BBVA reached an agreement with Allianz, Compañía de Seguros y Reaseguros, S.A. to create a bancassurance joint venture in order to develop the non-life insurance business in Spain, excluding the health insurance line of the business.
On December 14, 2020, once the required authorizations had been obtained, BBVA completed the transaction and announced the transfer to Allianz, Compañía de Seguros y Reaseguros, S.A. of half plus one share of the company BBVA Allianz Seguros y Reaseguros, S.A., for which it received €274 million euros, without taking into account a variable part of the price (up to 100 million euros depending on certain objectives and planned milestones). This operation resulted in a profit net of taxes of 304 million euros and a positive impact on the fully loaded CET1 of the BBVA Group of 7 basis points recorded in the Consolidated Financial Statements as of December 31, 2020.